Fair Value Measurements (Details Narrative) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	May 18, 2026	Mar. 31, 2026
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	10.00%			10.00%	10.00%
Stock price	$ 2.22
Contractual term	5 years 2 months 12 days
Earnout Liability [Member]
Short-Term Debt [Line Items]
Stock price	$ 1.99	$ 8.06	$ 10.60
Expected volatility	90.00%	80.00%	70.00%
Risk-free rate	3.80%	3.80%	3.60%
Contractual term	5 years 8 months 12 days	6 years 2 months 12 days	7 years 2 months 12 days
Promissory Notes Related Parties [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage		7.00%	7.00%